Significant Accounting Policies - Segment information (Detail) - Operating segments	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Passenger service
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	91.50%	88.30%	87.70%
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of entity's revenue	8.50%	11.70%	12.30%